RELATED PARTY BALANCE AND TRANSACTIONS - Schedule of Balance with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Accrued expenses	$ 49	$ 50